Cover Page	Nov. 13, 2020
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2020
Entity Registrant Name	Axovant Gene Therapies Ltd.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37418
Entity Tax Identification Number	85-3863315
Entity Address, Address Line One	11 Times Square
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Country Region	1
City Area Code	877
Local Phone Number	746 4891
Entity Information, Former Legal or Registered Name	Axovant Gene Therapies Ltd.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SIOX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001636050
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM